Schedule of aging of company’s trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 679	$ 3,265
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	347	3,236
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	109	29
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	218
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 5